Income Tax (Details) - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Tax (Details) [Line Items]
Effective tax rate	0.00%	9.00%
U.S federal			$ 42,598
State and Local Income Tax			29,729
Foreign net operating losses			$ 4,422